Coho Relative Value ESG Fund
Schedule of Investments
as of October 31, 2023 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Communication Services - 3.0%
Walt Disney(a)	16,788	$1,369,733
Total Communication Services		1,369,733

Consumer Discretionary - 15.4%
Lowe's Companies	11,018	2,099,700
NIKE, Inc. - Class B	16,725	1,718,828
Ross Stores	19,795	2,295,626
Service Corp International	18,642	1,014,498
Total Consumer Discretionary		7,128,652

Consumer Staples - 21.7%
Coca-Cola	27,163	1,534,438
Colgate-Palmolive	20,176	1,515,621
Conagra Brands	43,439	1,188,491
Dollar General	15,207	1,810,241
Mondelez International, Inc. - Class A	28,495	1,886,654
Sysco	31,580	2,099,754
Total Consumer Staples		10,035,199

Financials - 14.0%
Global Payments	15,449	1,640,993
Marsh & McLennan Companies	9,602	1,821,019
State Street	23,087	1,492,113
US Bancorp	47,352	1,509,582
Total Financials		6,463,707

Health Care - 32.7%(b)
Abbott Laboratories	16,035	1,516,109
Amgen	6,285	1,607,075
Cencora	10,038	1,858,536
CVS Health	24,722	1,706,065
Johnson & Johnson	12,976	1,924,860
Medtronic PLC	22,808	1,609,333
Perrigo PLC	36,247	1,001,867
Thermo Fisher Scientific	3,724	1,656,323
UnitedHealth Group	4,186	2,241,854
Total Health Care		15,122,022

Industrials - 4.0%
W.W. Grainger	2,503	1,826,764
Total Industrials		1,826,764

Information Technology - 4.4%
Microchip Technology	28,444	2,027,773
Total Information Technology		2,027,773
TOTAL COMMON STOCKS (Cost $49,312,531)		43,973,850

TOTAL INVESTMENTS - 95.2% (Cost $49,312,531)		$43,973,850
Money Market Deposit Account - 4.7%(c)		2,151,157
Other Assets in Excess of Liabilities - 0.1%		64,484
TOTAL NET ASSETS - 100.0%		$46,189,491

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate shown as of October 31, 2023, was 3.27%.

Coho Relative Value ESG Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$43,973,850	$–	$–	$43,973,850
Money Market Deposit Account	2,151,157	–	–	2,151,157
Total Investments	$46,125,007	$–	$–	$46,125,007